Loans (Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	$ 38,205	$ 46,009
Unpaid balance	49,941	64,129
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	5,044	7,077
Unpaid balance	5,813	9,169
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	32,553	38,042
Unpaid balance	43,246	53,648
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	598	878
Unpaid balance	868	1,291
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	10	12
Unpaid balance	$ 14	$ 21